Related Party Transactions and Balances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025
Related Party Transactions and Balances [Line Items]
Issuance of stock options		4,128,005,400
Bearing rate of interest	3.85%
Key Space [Member]
Related Party Transactions and Balances [Line Items]
Amounts due to related parties	¥ 4,324	¥ 1,060
Mr. Qu [Member]
Related Party Transactions and Balances [Line Items]
Issuance of stock options		72,000,000
Mr. Sun [Member]
Related Party Transactions and Balances [Line Items]
Issuance of stock options		43,180,000